Goodwill - Schedule of Goodwill Based upon the Preliminary Purchase Price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill Based upon the Preliminary Purchase Price [Astract]
Goodwill - beginning of period
Goodwill acquired during period (Note 7)	9,713
Goodwill - end of period	$ 9,713